Employee Plans (Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Other accrued liabilities	$ (28.7)	$ (28.8)
Long-term postretirement liabilities	(2,224.0)	(1,509.2)
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	4,862.6	4,707.6
Service cost
Interest cost	264.0	276.4	285.0
Actuarial loss (gain)	373.7	221.4
Benefits paid	(345.5)	(342.8)
Benefit obligation at end of year	5,154.8	4,862.6	4,707.6
Fair value of plan assets at beginning of year	3,899.9	3,740.6
Actual return on plan assets	(3.1)	495.1
Employer contributions	7.4	7.0
Benefits paid	(345.5)	(342.8)
Fair value of plan assets at end of year	3,558.7	3,899.9	3,740.6
Funded status at end of year	(1,596.10)	(962.70)
Other accrued liabilities	(7.3)	(7.3)
Long-term postretirement liabilities	(1,588.8)	(955.4)
Total funded status	(1,596.10)	(962.70)
Net loss	(2,910.8)	(2,275.1)
Prior service cost (credit)	2.8	3.5
Accumulated benefit obligation	5,154.8	4,862.6
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	2,450.6	2,523.5
Service cost	10.7	14.5	11.9
Interest cost	126.4	119.7	113.2
Plan participants' contributions	3.4	3.9
Plan curtailment	(6.0)
Actuarial loss (gain)	94.8	(18.7)
Benefits paid	(90.9)	(92.8)
Foreign currency translation and other adjustments	(28.9)	(99.5)
Benefit obligation at end of year	2,560.1	2,450.6	2,523.5
Fair value of plan assets at beginning of year	2,066.0	1,985.4
Actual return on plan assets	87.9	171.3
Employer contributions	75.3	74.5
Plan participants' contributions	3.4	3.9
Benefits paid	(90.9)	(92.8)
Foreign currency translation adjustments	(25.9)	(76.3)
Fair value of plan assets at end of year	2,115.8	2,066.0	1,985.4
Funded status at end of year	(444.30)	(384.60)
Prepaid postretirement assets	43.2	30.4
Other accrued liabilities	(0.2)	(0.2)
Long-term postretirement liabilities	(487.3)	(414.8)
Total funded status	(444.30)	(384.60)
Net loss	(679.6)	(584.0)
Prior service cost (credit)	(1.4)	(1.4)
Accumulated benefit obligation	2,527.8	2,358.9
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	168.5	174.3
Service cost	0.4	0.4	0.1
Interest cost	10.0	10.7	11.5
Plan participants' contributions	5.7	5.6
Amendments		1.5
Actuarial loss (gain)	6.5	3.9
Federal drug subsidy	3.0	2.0
Benefits paid	(27.5)	(29.9)
Foreign currency translation and other adjustments	11.0
Benefit obligation at end of year	177.6	168.5	174.3
Fair value of plan assets at beginning of year	9.0	9.1
Actual return on plan assets	0.2	0.3
Employer contributions	21.9	23.9
Plan participants' contributions	5.7	5.6
Benefits paid	(27.5)	(29.9)
Fair value of plan assets at end of year	9.3	9.0	9.1
Funded status at end of year	(168.30)	(159.50)
Prepaid postretirement assets	0.7	0.8
Other accrued liabilities	(21.2)	(21.3)
Long-term postretirement liabilities	(147.8)	(139.0)
Total funded status	(168.30)	(159.50)
Net loss	44.7	35.3
Prior service cost (credit)	$ 6.6	$ 8.4